Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 2.0%
Lodging — 0.9%
Boyd Gaming Corp.	12,431	$756,178
Real Estate — 1.1%
Jones Lang LaSalle, Inc.*	7,141	1,008,166
TOTAL COMMON STOCKS (Cost $1,464,844)		1,764,344

REAL ESTATE INVESTMENT TRUSTS — 96.9%
Apartments — 18.4%
American Homes 4 Rent, Class A	34,283	1,154,994
Apartment Income REIT Corp.	28,492	874,704
Camden Property Trust	31,631	2,991,660
Essex Property Trust, Inc.	6,432	1,364,163
Invitation Homes, Inc.	160,190	5,076,421
Mid-America Apartment Communities, Inc.	24,110	3,101,752
UDR, Inc.	50,198	1,790,563
		16,354,257
Diversified — 29.7%
American Tower Corp.	26,613	4,376,508
Crown Castle, Inc.	45,909	4,225,005
Digital Realty Trust, Inc.	52,626	6,368,798
Equinix, Inc.	6,440	4,677,114
SBA Communications Corp.	21,465	4,296,649
VICI Properties, Inc.	27,741	807,263
Weyerhaeuser Co.	19,013	582,939
WP Carey, Inc.	19,233	1,040,121
		26,374,397
Healthcare — 10.5%
Healthcare Realty Trust, Inc.	158,836	2,425,426
Medical Properties Trust, Inc.	99,254	540,934
Welltower, Inc.	77,744	6,368,788
		9,335,148
Hotels & Resorts — 0.6%
Host Hotels & Resorts, Inc.	35,529	570,951
Industrial — 13.0%
Americold Realty Trust, Inc.	107,290	3,262,689
Prologis, Inc.	73,572	8,255,514
		11,518,203
Manufactured Homes — 4.3%
Sun Communities, Inc.	32,237	3,814,927
Office Property — 1.5%
Highwoods Properties, Inc.	66,770	1,376,130
Regional Malls — 6.1%
Simon Property Group, Inc.	50,033	5,405,065
Single Tenant — 5.6%
Realty Income Corp.	81,858	4,087,988
Spirit Realty Capital, Inc.	26,760	897,263
		4,985,251
	Number of Shares	Value†

Storage & Warehousing — 5.1%
Extra Space Storage, Inc.	20,911	$2,542,359
Iron Mountain, Inc.	18,198	1,081,871
Public Storage	3,472	914,942
		4,539,172
Strip Centers — 2.1%
Kimco Realty Corp.	103,520	1,820,917
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $98,590,475)		86,094,418

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $924,992)	924,992	924,992
TOTAL INVESTMENTS — 99.9% (Cost $100,980,311)		$88,783,754
Other Assets & Liabilities — 0.1%		82,426
TOTAL NET ASSETS — 100.0%		$88,866,180

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

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